Stock Options (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2008 Stock Incentive Plan
Assumptions used for the option grants
Option term (years)	6 years 4 months 17 days	6 years 4 months 17 days	6 years 4 months 15 days
Volatility (as a percent)	71.89%
Volatility Minimum (as a percent)		67.15%	63.71%
Volatility Maximum (as a percent)		74.54%	67.88%
Risk-free interest rate Minimum (as a percent)	1.14%	1.15%	1.57%
Risk-free interest rate Maximum (as a percent)	1.43%	2.62%	3.06%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Weighted-average grant date fair value per option granted (in dollars per share)	$ 1.73	$ 1.74	$ 3.46
2012 Stock Incentive Plan
Assumptions used for the option grants
Risk-free interest rate Minimum (as a percent)	0.54%
Risk-free interest rate Maximum (as a percent)	0.76%
Dividend yield (as a percent)	0.00%
Weighted-average grant date fair value per option granted (in dollars per share)	$ 32.56
2012 Stock Incentive Plan | Minimum
Assumptions used for the option grants
Option term (years)	4 years 1 month 10 days
Volatility (as a percent)	39.18%
2012 Stock Incentive Plan | Maximum
Assumptions used for the option grants
Option term (years)	5 years
Volatility (as a percent)	44.35%